PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 29, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 29 June 2018:

Total
€ million
Net book value as at 31 December 2017	3,837
Additions	189
Depreciation expense	(229)
Transfers and reclassifications	(2)
Currency translation adjustments	(2)
Net book value as at 29 June 2018	3,793